Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Empower Bond Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Bond Index Fund
Class Name	Institutional Class
Trading Symbol	MXCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Bond Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/ empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10
,000 inv
estment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Institutional Class/MXCOX)	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 1.22%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. On February 26, 2024, Franklin Advisers, Inc. and Franklin Advisory Services, LLC (collectively, “Franklin”) became sub-advisers of the Fund.
The performance objective of the Fund is to track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index and this was achieved. Over the period, U.S. Treasury (“UST”) yields moved higher across much of the curve. The yield curve steepened, moving positive mid-year after an extended period inverted. Fixed income sectors posted generally positive total returns and outperformed comparable duration USTs, and spreads generally tightened. Investment grade corporate spreads tightened to start the year, moved wider in the second quarter and rallied significantly post-election moving spreads back to 20-year tights. There was some retracement as the year came to an end, but all-in yields were such that they kept the asset class attractive to many yield-sensitive investors. Fundamentals and technical conditions remained strong throughout the fourth quarter 2024, further supporting tight valuations. Geopolitical risks and continued slowing in non-U.S. economic growth remained overhangs to the sector. Agency mortgage-backed security spreads fluctuated throughout the year, trading in a 15-basis point range. Spreads widened going up until election only to tighten back as Donald Trump became the clear winner. There was some retracement towards year-end as a modest risk-off sentiment hit most markets.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Bond Index Fund (Institutional Class/MXCOX)	1.22%	(0.55) %	1.08%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
(a)
Institutional Class inception da
te wa
s May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 3,997,000,000
Holdings Count | Holding	2,284
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,997M
Total number of portfolio holdings	2,284
Total advisory fee paid	$ 4.6M
Portfolio turnover rate as of the end of the reporting period	27%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.07 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, repre se
nting percentage of the total investments

of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.75%	0.96%
United States Treasury Note/Bond 0.88%	0.93%
United States Treasury Note/Bond 0.63%	0.89%
United States Treasury Note/Bond 0.38%	0.88%
United States Treasury Note/Bond 1.50%	0.87%
United States Treasury Note/Bond 0.50%	0.83%
United States Treasury Note/Bond 4.88%	0.82%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.75%	0.96%
United States Treasury Note/Bond 0.88%	0.93%
United States Treasury Note/Bond 0.63%	0.89%
United States Treasury Note/Bond 0.38%	0.88%
United States Treasury Note/Bond 1.50%	0.87%
United States Treasury Note/Bond 0.50%	0.83%
United States Treasury Note/Bond 4.88%	0.82%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Bond Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Bond Index Fund
Class Name	Investor Class
Trading Symbol	MXBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Bond Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Investor Class/MXBIX)	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 0.82%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The performance obj
ect
ive of the Fund is to track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index and this was achieved. Over the period, U.S. Treasury (“UST”) yields moved higher across much of the curve. The yield curve steepened, moving positive mid-year after an extended period inverted. Fixed income sectors posted generally positive total returns and outperformed comparable duration USTs, and spreads generally tightened. Investment grade corporate spreads tightened to start the year, moved wider in the second quarter and rallied significantly post-election moving spreads back to 20-year tights. There was some retracement as the year came to an end, but all-in yields were such that they kept the asset class attractive to many yield-sensitive investors. Fundamentals and technical conditions remained strong throughout the fourth quarter 2024, further supporting tight valuations. Geopolitical risks and continued slowing in non-U.S. economic growth remained overhangs to the sector. Agency mortgage-backed security spreads fluctuated throughout the year, trading in a 15-basis point range. Spreads widened going up until election only to tighten back as Donald Trump became the clear winner. There was some retracement towards year-end as a modest risk-off sentiment hit most markets.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Bond Index Fund (Investor Class/MXBIX)	0.82%	(0.89) %	0.81%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 3,997,000,000
Holdings Count | Holding	2,284
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,997M
Total number of portfolio holdings	2,284
Total advisory fee paid	$ 4.6M
Portfolio turnover rate as of the end of the reporting period	27%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.07 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the invest
m
ent makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.75%	0.96%
United States Treasury Note/Bond 0.88%	0.93%
United States Treasury Note/Bond 0.63%	0.89%
United States Treasury Note/Bond 0.38%	0.88%
United States Treasury Note/Bond 1.50%	0.87%
United States Treasury Note/Bond 0.50%	0.83%
United States Treasury Note/Bond 4.88%	0.82%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.75%	0.96%
United States Treasury Note/Bond 0.88%	0.93%
United States Treasury Note/Bond 0.63%	0.89%
United States Treasury Note/Bond 0.38%	0.88%
United States Treasury Note/Bond 1.50%	0.87%
United States Treasury Note/Bond 0.50%	0.83%
United States Treasury Note/Bond 4.88%	0.82%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Bond Fund
Class Name	Institutional Class
Trading Symbol	MXIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Institutional Class/MXIUX)	$ 35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 1.80%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington”).
GSAM’s main contributors to performance were its cross-sector positioning and corporate selection strategy. On cross-sector positioning, overweights to commercial mortgage-backed securities and collateralized loan obligations drove performance, and overweights to investment grade corporate credit and non-agency mortgage-backed securities (“MBS”) also added to returns. GSAM’s corporate strategy contributed the most to returns, driven by positioning on the intermediate and short segments of the credit curve and down in quality bias. Furthermore, the securitized strategy added to performance driven by exposure to MBS passthroughs. The duration strategy detracted from performance during the year, driven by GSAM’s tactical duration positioning
Wellington’s allocation to non-agency re
side
ntial MBS was the primary driver of relative results and sector allocation and security selection also contributed. An allocation to U.S. government, specifically Treasury inflation-protected securities and Treasury derivatives, partially offset the positive results.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Bond Fund (Institutional Class/MXIUX)	1.80%	(0.08) %	1.54%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 543,000,000
Holdings Count | Holding	1,367
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company, Portfolio Turnover	278.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	1,367
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	278%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.98 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 4.27%	3.38%
U.S. Treasury Bills 4.25%	2.05%
U.S. Treasury Bills 4.50%	1.58%
United States Treasury Note/Bond 4.13%	1.56%
Federal National Mortgage Association 2.50%	1.55%
Uniform Mortgage-Backed Security 6.00%	1.34%
United States Treasury Note/Bond 4.25%	1.26%
United States Treasury Note/Bond 4.25%	1.18%
United States Treasury Note/Bond 3.00%	1.13%
United States Treasury Note/Bond 0.75%	0.94%
CREDIT R
A
TING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 4.27%	3.38%
U.S. Treasury Bills 4.25%	2.05%
U.S. Treasury Bills 4.50%	1.58%
United States Treasury Note/Bond 4.13%	1.56%
Federal National Mortgage Association 2.50%	1.55%
Uniform Mortgage-Backed Security 6.00%	1.34%
United States Treasury Note/Bond 4.25%	1.26%
United States Treasury Note/Bond 4.25%	1.18%
United States Treasury Note/Bond 3.00%	1.13%
United States Treasury Note/Bond 0.75%	0.94%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Bond Fund
Class Name	Investor Class
Trading Symbol	MXFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Investor Class/MXFDX)	$ 70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 1.53%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington”).
GSAM’s main contributors to performance were its cross-sector positioning and corporate selection strategy. On cross-sector positioning, overweights to commercial mortgage-backed securities and collateralized loan obligations drove performance, and overweights to investment grade corporate credit and non-agency mortgage-backed securities (“MBS”) also added to returns. GSAM’s corporate strategy contributed the most to returns, driven by positioning on the intermediate and short segments of the credit curve and down in quality bias. Furthermore, the securitized strategy added to performance driven by exposure to MBS passthroughs. The duration strategy detracted from performance during the year, driven by GSAM’s tactical duration positioning.
Wellington’s allocation to n
on
-agency residential MBS was the primary driver of relative results and sector allocation and security selection also contributed. An allocation to U.S. government, specifically Treasury inflation-protected securities and Treasury derivatives, partially offset the positive results.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Core Bond Fund (Investor Class/MXFDX)	1.53%	(0.44) %	1.27%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 543,000,000
Holdings Count | Holding	1,367
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company, Portfolio Turnover	278.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	1,367
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	278%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.98 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 4.27%	3.38%
U.S. Treasury Bills 4.25%	2.05%
U.S. Treasury Bills 4.50%	1.58%
United States Treasury Note/Bond 4.13%	1.56%
Federal National Mortgage Association 2.50%	1.55%
Uniform Mortgage-Backed Security 6.00%	1.34%
United States Treasury Note/Bond 4.25%	1.26%
United States Treasury Note/Bond 4.25%	1.18%
United States Treasury Note/Bond 3.00%	1.13%
United S tat es Treasury Note/Bond 0.75%	0.94%
CREDIT RA
T
ING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 4.27%	3.38%
U.S. Treasury Bills 4.25%	2.05%
U.S. Treasury Bills 4.50%	1.58%
United States Treasury Note/Bond 4.13%	1.56%
Federal National Mortgage Association 2.50%	1.55%
Uniform Mortgage-Backed Security 6.00%	1.34%
United States Treasury Note/Bond 4.25%	1.26%
United States Treasury Note/Bond 4.25%	1.18%
United States Treasury Note/Bond 3.00%	1.13%
United S tat es Treasury Note/Bond 0.75%	0.94%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Global Bond Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Global Bond Fund
Class Name	Institutional Class
Trading Symbol	MXZMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Global Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Institutional Class/MXZMX)	$ 65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned (0.49)%, as compared to its broad-based securities market index, the Bloomberg Global Aggregate Bond Index, which returned (1.69)% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Insight North America LLC (“Insight”) and RBC Global Asset Management (UK) Limited (“RBC”).
For Insight, active duration positioning in the U.S. was the single most significant source of alpha in 2024. The bulk of this alpha can be attributed to the overweight duration positioning entered in late April as 10-year U.S. Treasury yields pushed towards 5%.

The overweight to U.S. duration versus Canada was the largest detractor. Robust U.S. growth combined with softer Canadian inflation and a very dovish Bank of Canada to push the U.S.-Canada 10-year spread to all time wides.
RBC was able to take advantage of market volatility in several ways during the year. Particular strength was seen amongst corporate bonds; however, returns were also generated from term structure views, sovereign credit spreads and active foreign exchange. The sector that contributed the most to performance was the overweight to national champion banks, and the largest detractor was exposure to Brazilian fixed income and currency.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Global Bond Fund (Institutional Class/MXZMX)	(0.49) %	(2.25) %	(0.72) %
Bloomberg Global Aggregate Index	(1.69) %	(1.96) %	0.25%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 556,000,000
Holdings Count | Holding	752
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 556M
Total number of portfolio holdings	752
Total advisory fee paid	$ 3.0M
Portfolio turnover rate as of the end of the reporting period	197%
Average Credit Quality	Aa3
Weighted Average Maturity	13 years
Effective Duration	5.67 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.13%	8.22%
United States Treasury Note/Bond 4.25%	2.19%
United States Treasury Note/Bond 4.13%	1.91%
Mexican Bonos 5.50%	1.90%
United States Treasury Note/Bond 3.88%	1.59%
China Government Bond 3.81%	1.59%
Uniform Mortgage-Backed Security 6.00%	1.31%
United States Treasury Note/Bond 3.50%	1.22%
Petroleos Mexicanos 4.75%	1.18%
United States Treasury Note/Bond 3.88%	1.16%
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.13%	8.22%
United States Treasury Note/Bond 4.25%	2.19%
United States Treasury Note/Bond 4.13%	1.91%
Mexican Bonos 5.50%	1.90%
United States Treasury Note/Bond 3.88%	1.59%
China Government Bond 3.81%	1.59%
Uniform Mortgage-Backed Security 6.00%	1.31%
United States Treasury Note/Bond 3.50%	1.22%
Petroleos Mexicanos 4.75%	1.18%
United States Treasury Note/Bond 3.88%	1.16%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Global Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Global Bond Fund
Class Name	Investor Class
Trading Symbol	MXGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Global Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Investor Class/MXGBX)	$ 100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned (0.87)%, as compared to its broad-based securities market index, the Bloomberg Global Aggregate Bond Index, which returned (1.69)% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Insight North America LLC (“Insight”) and RBC Global Asset Management (UK) Limited (“RBC”).
For Insight, active duration positioning in the U.S. was the single most significant source of alpha in 2024. The bulk of this alpha can be attributed to the overweight duration positioning entered in late April as 10-year U.S. Treasury yields pushed towards 5%. The overweight to U.S. duration versus Canada was the largest detractor. Robust U.S. growth combined with softer Canadian inflation and a very dovish Bank of Canada to push the U.S.-Canada 10-year spread to all time wides.
RBC was able to take advantage of market volatility in several ways during the year. Particular strength was seen amongst corporate bonds; however, returns were also generated from term structure views, sovereign credit spreads and active foreign exchange. The sector that contributed the most to performance was the overweight to national champion banks, and the largest detractor was exposure to Brazilian fixed income and currency.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Global Bond Fund (Investor Class/MXGBX)	(0.87) %	(2.60) %	(0.89) %
Bloomberg Global Aggregate Index	(1.69) %	(1.96) %	0.15%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 556,000,000
Holdings Count | Holding	752
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 556M
Total number of portfolio holdings	752
Total advisory fee paid	$ 3.0M
Portfolio turnover rate as of the end of the reporting period	197%
Average Credit Quality	Aa3
Weighted Average Maturity	13 years
Effective Duration	5.67 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.13%	8.22%
United States Treasury Note/Bond 4.25%	2.19%
United States Treasury Note/Bond 4.13%	1.91%
Mexican Bonos 5.50%	1.90%
United States Treasury Note/Bond 3.88%	1.59%
China Government Bond 3.81%	1.59%
Uniform Mortgage-Backed Security 6.00%	1.31%
United States Treasury Note/Bond 3.50%	1.22%
Petroleos Mexicanos 4.75%	1.18%
United States Treasury Note/Bond 3.88%	1.16%
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.13%	8.22%
United States Treasury Note/Bond 4.25%	2.19%
United States Treasury Note/Bond 4.13%	1.91%
Mexican Bonos 5.50%	1.90%
United States Treasury Note/Bond 3.88%	1.59%
China Government Bond 3.81%	1.59%
Uniform Mortgage-Backed Security 6.00%	1.31%
United States Treasury Note/Bond 3.50%	1.22%
Petroleos Mexicanos 4.75%	1.18%
United States Treasury Note/Bond 3.88%	1.16%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower High Yield Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	MXFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower High Yield Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Institutional Class/MXFRX)	$ 66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.03%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 8.83% over the same period.
The Fund’s investment portfolio was managed by Putnam Investment Management, LLC (“Putnam”). On September 30, 2024, Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of Putnam, became the sub-adviser of the Fund.
The high yield allocation generated positive performance but underperformed the benchmark index on a gross basis, while the convertible allocation posted a positive return and outperformed the benchmark index. Top contributors to performance were security selection within non-rated credits (i.e. convertibles) and the utilities sector while the top detractors from performance were the underweight positioning and security selection within CCC-rated securities and the cable & satellite sector.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower High Yield Bond Fund (Institutional Class/MXFRX)	8.03%	4.28%	4.71%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%	8.83%	5.22%	5.72%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 651,000,000
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 651M
Total number of portfolio holdings	495
Total advisory fee paid	$ 3.1M
Portfolio turnover rate as of the end of the reporting period	59%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.70 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment
ma
keup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.68%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.69%
Apollo Global Management Inc	0.65%
Boeing Co	0.63%
Tenet Healthcare Corp 6.13%	0.63%
Expand Energy Corp 6.75%	0.63%
PRA Group Inc 8.88%	0.57%
Ford Motor Credit Co LLC 4.00%	0.57%
Kedrion SpA 6.50%	0.57%
Clear Chan n el Outdoor Holdings Inc 7.88%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.68%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.69%
Apollo Global Management Inc	0.65%
Boeing Co	0.63%
Tenet Healthcare Corp 6.13%	0.63%
Expand Energy Corp 6.75%	0.63%
PRA Group Inc 8.88%	0.57%
Ford Motor Credit Co LLC 4.00%	0.57%
Kedrion SpA 6.50%	0.57%
Clear Chan n el Outdoor Holdings Inc 7.88%	0.55%

Material Fund Change [Text Block]
Material Fund
Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.

Material Fund Change Adviser [Text Block]	At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower High Yield Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	MXHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower High Yield Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Investor Class/MXHYX)	$ 102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.64%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 8.83% over the same period.
The Fund’s investment portfolio was managed by Putnam Investment Management, LLC (“Putnam”). On September 30, 2024, Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of Putnam,

became the sub-adviser of the Fund.
The high yield allocation generated positive performance but underperformed the benchmark index on a gross basis, while the convertible allocation posted a positive return and outperformed the benchmark index. Top contributors to performance were security selection within non-rated credits (i.e. convertibles) and the utilities sector while the top detractors from performance were the underweight positioning and security selection within CCC-rated securities and the cable & satellite sector.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower High Yield Bond Fund (Investor Class/MXHYX)	7.64%	3.92%	4.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%	8.83%	5.22%	5.92%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 651,000,000
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 651M
Total number of portfolio holdings	495
Total advisory fee paid	$ 3.1M
Portfolio turnover rate as of the end of the reporting period	59%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.70 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, rep rese
nting percentage of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.68%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.69%
Apollo Global Management Inc	0.65%
Boeing Co	0.63%
Tenet Healthcare Corp 6.13%	0.63%
Expand Energy Corp 6.75%	0.63%
PRA Group Inc 8.88%	0.57%
Ford Motor Credit Co LLC 4.00%	0.57%
Kedrion SpA 6.50%	0.57%
Clear Ch an nel Outdoor Holdings Inc 7.88%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.68%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.69%
Apollo Global Management Inc	0.65%
Boeing Co	0.63%
Tenet Healthcare Corp 6.13%	0.63%
Expand Energy Corp 6.75%	0.63%
PRA Group Inc 8.88%	0.57%
Ford Motor Credit Co LLC 4.00%	0.57%
Kedrion SpA 6.50%	0.57%
Clear Ch an nel Outdoor Holdings Inc 7.88%	0.55%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.

Material Fund Change Adviser [Text Block]	At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Inflation-Protected Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Inflation-Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	MXIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 3.10%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 3.09% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The Fund’s overweight to collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), and investment-grade corporates contributed to returns. This was mainly due to credit spreads tightening over the year in these sectors. Within CMBS, favorable housing market dynamics and the Federal Reserve’s entrance into a cutting cycle helped refinancings and property valuations. On the CLO side, elevated deal calls, low default rates, and record issuance benefited performance. Non-agency residential mortgage-backed security selection contributed to returns, predominantly driven by favorable housing dynamics, including robust home sales, increases in housing prices, and increases in mortgage applications. The selection of government securities versus the benchmark underperformed over the year and a long U.S. interest rates position as part of spread sector barbell detracted from returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	3.10%	2.38%	2.50%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	0.99%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	3.09%	2.69%	2.86%
(a)
Institutional Class inception date was January 4, 2018.

Performance Inception Date	Jan. 04, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 476,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 476M
Total number of portfolio holdings	325
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	144%
Average Credit Quality	Aa2
Weighted Average Maturity	10 years
Effective Duration	4.70 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	17.41%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.08%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	9.86%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	4.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.84%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	1.89%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	1.20%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	1.17%
United States Treasury Note/Bond 4.50%	0.98%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	17.41%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.08%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	9.86%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	4.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.84%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	1.89%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	1.20%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	1.17%
United States Treasury Note/Bond 4.50%	0.98%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Inflation-Protected Securities Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Inflation-Protected Securities Fund
Class Name	Investor Class
Trading Symbol	MXIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.80%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 3.09% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The Fund’s overweight to collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), and investment-grade corporates contributed to returns. This was mainly due to credit spreads tightening over the year in these sectors. Within CMBS, favorable housing market dynamics and the Federal Reserve’s entrance into a cutting cycle helped refinancings and property valuations. On the CLO side, elevated deal calls, low default rates, and record issuance benefited performance. Non-agency residential mortgage-backed security selection contributed to returns, predominantly driven by favorable housing dynamics, including robust home sales, increases in housing prices, and increases in mortgage applications. The selection of government securities versus the benchmark underperformed over the year and a long U.S. interest rates position as part of spread sector barbell detracted from returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	2.80%	2.02%	2.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	0.99%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	3.09%	2.69%	2.86%
(a)
Investor Class inception date was January 4, 2018.

Performance Inception Date	Jan. 04, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 476,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 476M
Total number of portfolio holdings	325
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	144%
Average Credit Quality	Aa2
Weighted Average Maturity	10 years
Effective Duration	4.70 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	17.41%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.08%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	9.86%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	4.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.84%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	1.89%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	1.20%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	1.17%
United States Treasury Note/Bond 4.50%	0.98%
CREDIT RATING ALLOCATION
(a)

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	17.41%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.08%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	9.86%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	4.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.84%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	1.89%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	1.20%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	1.17%
United States Treasury Note/Bond 4.50%	0.98%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Multi-Sector Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Multi-Sector Bond Fund
Class Name	Institutional Class
Trading Symbol	MXUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.55%, as compared to its broad-based securities market index, the Bloomberg Multiverse Index, which returned (1.34)% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Loomis, Sayles, & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“Virtus”).
Loomis Sayles’ performance was driven primarily by security selection while yield curve positioning contributed strongly throughout the year. Exposure to investment grade credit and securitized also aided performance, mostly due to security selection.

Security selection within high yield credit was a top contributor to performance as the sector generated the greatest returns within the strategy. Exposure within non-U.S. dollar denominated and equity issues reduced excess return in the sector.
Virtus’ combination of strong allocation and issue selection across multiple sectors drove performance for the period. The underweight to U.S. Treasuries had a meaningfully positive impact, as most spread sectors delivered positive excess returns.

Allocation to and selection within corporate high yield was positive for the period. Issue selection and up in quality positioning versus the bank loan benchmark was negative for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	5.55%	2.38%	3.21%
Bloomberg Multiverse Index	(1.34) %	(1.77) %	0.44%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,060,000,000
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,060M
Total number of portfolio holdings	1,531
Total advisory fee paid	$ 5.1M
Portfolio turnover rate as of the end of the reporting period	65%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.28 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.46%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.80%
United States Treasury Note/Bond 4.63%	1.35%
EchoStar Corp 10.75%	1.09%
United States Treasury Note/Bond 3.50%	0.95%
United States Treasury Note/Bond 4.13%	0.95%
United States Treasury Note/Bond 4.38%	0.93%
United States Treasury Note/Bond 4.25%	0.92%
United States Treasury Note/Bond 4.25%	0.73%
Federal Home Loan Mortgage Corp 5.00%	0.47%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.46%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.80%
United States Treasury Note/Bond 4.63%	1.35%
EchoStar Corp 10.75%	1.09%
United States Treasury Note/Bond 3.50%	0.95%
United States Treasury Note/Bond 4.13%	0.95%
United States Treasury Note/Bond 4.38%	0.93%
United States Treasury Note/Bond 4.25%	0.92%
United States Treasury Note/Bond 4.25%	0.73%
Federal Home Loan Mortgage Corp 5.00%	0.47%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Multi-Sector Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Multi-Sector Bond Fund
Class Name	Investor Class
Trading Symbol	MXLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	$ 92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.14%, as compared to its broad-based securities market index, the Bloomberg Multiverse Index, which returned (1.34)% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Loomis, Sayles, & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“Virtus”).
Loomis Sayles’ performance was driven primarily by security selection while yield curve positioning contributed strongly throughout the year. Exposure to investment grade credit and securitized also aided performance, mostly due to security selection. Security selection within high yield credit was a top contributor to performance as the sector generated the greatest returns within the strategy. Exposure within non-U.S. dollar denominated and equity issues reduced excess return in the sector.
Virtus’ combination of strong allocation and issue selection across multiple sectors drove performance for the period. The underweight to U.S. Treasuries had a meaningfully positive impact, as most spread sectors delivered positive excess returns. Allocation to and selection within corporate high yield was positive for the period. Issue selection and up in quality positioning versus the bank loan benchmark was negative for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	5.14%	2.03%	2.85%
Bloomberg Multiverse Index	(1.34) %	(1.77) %	0.35%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,060,000,000
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,060M
Total number of portfolio holdings	1,531
Total advisory fee paid	$ 5.1M
Portfolio turnover rate as of the end of the reporting period	65%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.28 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.46%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.80%
United States Treasury Note/Bond 4.63%	1.35%
EchoStar Corp 10.75%	1.09%
United States Treasury Note/Bond 3.50%	0.95%
United States Treasury Note/Bond 4.13%	0.95%
United States Treasury Note/Bond 4.38%	0.93%
United States Treasury Note/Bond 4.25%	0.92%
United States Treasury Note/Bond 4.25%	0.73%
Federal Home Loan Mortgage Corp 5.00%	0.47%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.46%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.80%
United States Treasury Note/Bond 4.63%	1.35%
EchoStar Corp 10.75%	1.09%
United States Treasury Note/Bond 3.50%	0.95%
United States Treasury Note/Bond 4.13%	0.95%
United States Treasury Note/Bond 4.38%	0.93%
United States Treasury Note/Bond 4.25%	0.92%
United States Treasury Note/Bond 4.25%	0.73%
Federal Home Loan Mortgage Corp 5.00%	0.47%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Short Duration Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Short Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	MXXJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Short Duration Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 4.65%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg 1-3 Year Credit Bond Index, which returned 5.11% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. On February 26, 2024, Putnam Investment Management, LLC became the sub-adviser of the Fund. On September 30, 2024, Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of Putnam, became the sub-adviser of the Fund.
For the period of January 1, 2024 - February 25, 2024, ECM was overweight lower rated securities within investment grade and held out-of-benchmark positions in high yield bonds and bank loans as well as asset-backed securities. Performance was driven primarily by the allocation to these sectors and security selection as well as an underweight to government-related securities. An overweight to Treasuries was the biggest detractor to performance and security selection in finance was also a negative contributor.
For the period of February 26, 2024 - December 31, 2024, Franklin Advisers delivered excess returns across corporate credit and securitized credit strategies. Additionally, the structural allocation to cash and commercial paper has provided both liquidity and aided returns. Mortgage credit risk strategies contributed to relative returns, as did investment grade corporate exposure, driven by security selection in the banking sector, along with positioning in utilities and technology. The primary driver of underperformance was the write down of a defaulted security. Term structure positioning also detracted, driven by volatility on the front-end of the yield curve as expectations for Federal Reserve policy fluctuated throughout 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	4.65%	2.33%	2.35%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
Bloomberg 1-3 Year Credit Bond Index	5.11%	2.04%	2.13%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 432,000,000
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 432M
Total number of portfolio holdings	354
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	96%
Average Credit Quality	A2
Weighted Average Maturity	6 years
Effective Duration	1.65 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Federal National Mortgage Association 0.01%	4.75%
Federal Home Loan Bank 4.32%	2.20%
Bank of America Corp 6.20%	1.74%
Banco Santander SA 1.72%	0.99%
Morgan Stanley 3.95%	0.98%
JPMorgan Chase & Co 2.60%	0.95%
Netflix Inc 5.38%	0.90%
Boeing Co 2.75%	0.90%
AutoNation Inc	0.89%
UBS AG 7.50%	0.87%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
Federal National Mortgage Association 0.01%	4.75%
Federal Home Loan Bank 4.32%	2.20%
Bank of America Corp 6.20%	1.74%
Banco Santander SA 1.72%	0.99%
Morgan Stanley 3.95%	0.98%
JPMorgan Chase & Co 2.60%	0.95%
Netflix Inc 5.38%	0.90%
Boeing Co 2.75%	0.90%
AutoNation Inc	0.89%
UBS AG 7.50%	0.87%

Material Fund Change [Text Block]
Material Fund
Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.

Material Fund Change Adviser [Text Block]	At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Short Duration Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Short Duration Bond Fund
Class Name	Investor Class
Trading Symbol	MXSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Short Duration Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Investor Class/MXSDX)	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 4.24%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg 1-3 Year Credit Bond Index, which returned 5.11% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. On February 26, 2024, Putnam Investment Management, LLC became the sub-adviser of the Fund. On September 30, 2024, Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of Putnam, became the sub-adviser of the Fund.
For the period of January 1, 2024 - February 25, 2024, ECM was overweight lower rated securities within investment grade and held out-of-benchmark positions in high yield bonds and bank loans as well as asset-backed securities. Performance was driven primarily by the allocation to these sectors and security selection as well as an underweight to government-related securities. An overweight to Treasuries was the biggest detractor to performance and security selection in finance was also a negative contributor.
For the period of February 26, 2024 - December 31, 2024, Franklin Advisers delivered excess returns across corporate credit and securitized credit strategies. Additionally, the structural allocation to cash and commercial paper has provided both liquidity and aided returns. Mortgage credit risk strategies contributed to relative returns, as did investment grade corporate exposure, driven by security selection in the banking sector, along with positioning in utilities and technology. The primary driver of underperformance was the write down of a defaulted security. Term structure positioning also detracted, driven by volatility on the front-end of the yield curve as expectations for Federal Reserve policy fluctuated throughout
2024.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Short Duration Bond Fund (Investor Class/MXSDX)	4.24%	1.98%	2.01%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Bloomberg 1-3 Year Credit Bond Index	5.11%	2.04%	2.14%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 432,000,000
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 432M
Total number of portfolio holdings	354
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	96%
Average Credit Quality	A2
Weighted Average Maturity	6 years
Effective Duration	1.65 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Federal National Mortgage Association 0.01%	4.75%
Federal Home Loan Bank 4.32%	2.20%
Bank of America Corp 6.20%	1.74%
Banco Santander SA 1.72%	0.99%
Morgan Stanley 3.95%	0.98%
JPMorgan Chase & Co 2.60%	0.95%
Netflix Inc 5.38%	0.90%
Boeing Co 2.75%	0.90%
AutoNation Inc	0.89%
UBS AG 7.50%	0.87%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
Federal National Mortgage Association 0.01%	4.75%
Federal Home Loan Bank 4.32%	2.20%
Bank of America Corp 6.20%	1.74%
Banco Santander SA 1.72%	0.99%
Morgan Stanley 3.95%	0.98%
JPMorgan Chase & Co 2.60%	0.95%
Netflix Inc 5.38%	0.90%
Boeing Co 2.75%	0.90%
AutoNation Inc	0.89%
UBS AG 7.50%	0.87%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.

Material Fund Change Adviser [Text Block]	At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower U.S. Government Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower U.S. Government Securities Fund
Class Name	Institutional Class
Trading Symbol	MXDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower U.S. Government Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	$ 24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 1.07%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Government/Mortgage Index, which returned 0.83% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. On February 26, 2024, Western Asset Management Company LLC (“Western Asset”) became the sub-adviser of the Fund.
For the period of January 1, 2024 - February 25, 2024, ECM’s performance was driven primarily by the overweight allocations to agency mortgage-backed securities (“MBS”), agency commercial mortgage-backed securities and asset-backed securities (“ABS”). ECM experienced underperformance relative to the yield curve, primarily due to negative convexity in reaction to significant rate movements at the beginning of the year.
For the period of February 26, 2024 - December 31, 2024, Western Asset’s overweight in agency MBS was the largest contributor to performance and off-benchmark ABS exposure was the second largest contributor to performance. In terms of sector, duration, and yield curve positioning, Western Asset did not have any negative contributing allocations.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	1.07%	(0.49) %	0.88%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
Bloomberg U.S. Government/Mortgage Index	0.83%	(0.67) %	0.80%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 558,000,000
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention
to.
Fund net assets	$ 558M
Total number of portfolio holdings	251
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	78%
Average Credit Quality	Aaa
Weighted Average Maturity	16 years
Effective Duration	5.75 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
United States Treasury Note/Bond 3.88%	10.36%
United States Treasury Note/Bond 4.75%	6.47%
United States Treasury Note/Bond 4.25%	6.31%
United States Treasury Note/Bond 4.13%	6.22%
Resolution Funding Corp Principal Strip 0.00%	4.94%
United States Treasury Note/Bond 3.38%	2.52%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	1.88%
Federal Farm Credit Banks Funding Corp 4.75%	1.64%
Resolution Funding Corp Interest Strip Class B 0.00%	1.38%
Federal Farm Credit Banks Funding Corp 4.50%	1.26%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten
Holdings
United States Treasury Note/Bond 3.88%	10.36%
United States Treasury Note/Bond 4.75%	6.47%
United States Treasury Note/Bond 4.25%	6.31%
United States Treasury Note/Bond 4.13%	6.22%
Resolution Funding Corp Principal Strip 0.00%	4.94%
United States Treasury Note/Bond 3.38%	2.52%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	1.88%
Federal Farm Credit Banks Funding Corp 4.75%	1.64%
Resolution Funding Corp Interest Strip Class B 0.00%	1.38%
Federal Farm Credit Banks Funding Corp 4.50%	1.26%

Material Fund Change [Text Block]
Material Fund
Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.

Material Fund Change Adviser [Text Block]	Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower U.S. Government Securities Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower U.S. Government Securities Fund
Class Name	Investor Class
Trading Symbol	MXGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower U.S. Government Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 0.76%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Government/Mortgage Index, which returned 0.83% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. On February 26, 2024, Western Asset Management Company LLC (“Western Asset”) became the sub-adviser of the Fund.
For the period of January 1, 2024 - February 25, 2024, ECM’s performance was driven primarily by the overweight allocations to agency mortgage-backed securities (“MBS”), agency commercial mortgage-backed securities and asset-backed securities (“ABS”). ECM experienced underperformance relative to the yield curve, primarily due to negative convexity in reaction to significant rate movements at the beginning of the year.
For the period of February 26, 2024 - December 31, 2024, Western Asset’s overweight in agency MBS was the largest contributor to performance and off-benchmark ABS exposure was the second largest contributor to performance. In terms of sector, duration, and yield curve positioning, Western Asset did not have any negative contributing allocations.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	0.76%	(0.84) %	0.64%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Bloomberg U.S. Government/Mortgage Index	0.83%	(0.67) %	0.88%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 558,000,000
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 558M
Total number of portfolio holdings	251
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	78%
Average Credit Quality	Aaa
Weighted Average Maturity	16 years
Effective Duration	5.75 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	10.36%
United States Treasury Note/Bond 4.75%	6.47%
United States Treasury Note/Bond 4.25%	6.31%
United States Treasury Note/Bond 4.13%	6.22%
Resolution Funding Corp Principal Strip 0.00%	4.94%
United States Treasury Note/Bond 3.38%	2.52%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	1.88%
Federal Farm Credit Banks Funding Corp 4.75%	1.64%
Resolution Funding Corp Interest Strip Class B 0.00%	1.38%
Federal Farm Credit Banks Funding Corp 4.50%	1.26%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	10.36%
United States Treasury Note/Bond 4.75%	6.47%
United States Treasury Note/Bond 4.25%	6.31%
United States Treasury Note/Bond 4.13%	6.22%
Resolution Funding Corp Principal Strip 0.00%	4.94%
United States Treasury Note/Bond 3.38%	2.52%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	1.88%
Federal Farm Credit Banks Funding Corp 4.75%	1.64%
Resolution Funding Corp Interest Strip Class B 0.00%	1.38%
Federal Farm Credit Banks Funding Corp 4.50%	1.26%

Material Fund Change [Text Block]
Material Fund
Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.

Material Fund Change Adviser [Text Block]	Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.